OTHER EXPENSES	12 Months Ended
Jun. 30, 2025
Notes and other explanatory information [abstract]
OTHER EXPENSES

24. OTHER EXPENSES

The components of other expenses for the years ended June 30, 2023, 2024 and 2025, are as follows:

	For the years ended June 30,
	2023	2024	2025	2025
	JPY’000	JPY’000	JPY’000	US$’000
Loss on disposal of equipment and furniture (a)	13,278	1,237	33,950	235
Share of profit to project investors	—	—	17,114	119
Loss on foreign currency exchange	2,679	555	—	—
Others	556	2,620	229	2
Total	16,513	4,412	51,293	356

Note:

(a)	It represents loss from write-off of the equipment and furniture. For the year ended June 30, 2025, such losses primarily related to the disposal of equipment and furniture in connection with the closure of restaurant in Wakayama.